Taxation (Narrative) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Business Tax Rate				5.00%
Value Added Tax Rate Services	6.00%
Value Added Tax Rate Merchandise	17.00%
Income tax rate	25.00%	25.00%	25.00%
Minimum Percentage Of Revenue Generated In Western Region	70.00%
Income Tax Holiday, Termination Date	Dec. 31, 2020
Aggregate amount of the preferential tax	¥ 29,226	¥ 41,307	¥ 22,610
Per share effect of the preferential tax	¥ 0.20	¥ 0.36	¥ 0.38
Withholding Tax Rate	10.00%
Unrecognized deferred tax liability for permanently reinvested earnings	¥ 108,525	¥ 77,865	¥ 37,784
Hong Kong [Member]
Profit Tax Rate	16.50%
Korea [Member]
Profit Tax Rate	22.00%
Withholding Tax Rate	22.00%
Withholding tax accrued for the earnings	¥ 3,852
Reemake Media Co., Ltd. [Member]
Preferential Income Tax Rate	15.00%
Tianjin Cyril Information Technology Co., Ltd. ("Tianjin Cyril") [Member]
Preferential Income Tax Rate	15.00%